Restricted cash (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Cash [Roll Forward]
Opening balance	$ 63.4	$ 39.1
Transfers to restricted cash	6.0	24.3
Total restricted cash	$ 69.4	$ 63.4